Pay vs Performance Disclosure ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Pay vs Performance Disclosure
Net Income (Loss)	₨ 673,508.3	$ 7,883.5	₨ 622,656.6	₨ 495,446.9